UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 82,016	$ 70,175
Available for sale securities	119,975	199,594
Trade accounts receivable	5,239	2,057
Due from related parties	18,663	45,659
Other receivables	9,135	10,441
Inventories	5,050	5,056
Prepaid expenses and accrued income	2,911	5,790
Investment in direct financing leases, current portion	31,634	37,145
Total current assets	274,623	375,917
Vessels and equipment, net	1,789,816	1,641,317
Newbuildings and vessel purchase deposits	21,991	40,149
Investment in direct financing leases, long-term portion	442,910	474,298
Investment in associated companies	171	84,615
Loans to related parties - associated companies, long-term	336,997	387,712
Long-term receivables from related parties	9,955	0
Other long-term assets	27,992	27,746
Financial instruments (long-term): at fair value	0	800
Total assets	2,904,455	3,032,554
Current liabilities
Short-term debt and current portion of long-term debt	96,881	208,031
Trade accounts payable	1,071	835
Due to related parties	1,104	416
Accrued expenses	11,178	12,646
Other current liabilities	2,224	17,037
Total current liabilities	112,458	238,965
Long-term liabilities
Long-term debt	1,520,321	1,426,174
Financial instruments (long-term): at fair value	129,165	113,642
Other long-term liabilities	7,216	11,963
Total liabilities	1,769,160	1,790,744
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 93,504,575 and 93,468,000 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively)	93,505	93,468
Additional paid-in capital	286,204	285,859
Contributed surplus	588,133	588,133
Accumulated other comprehensive loss	(107,643)	(1,037)
Accumulated other comprehensive loss – associated companies	(3,893)	(2,126)
Retained earnings	278,989	277,513
Total stockholders' equity	1,135,295	1,241,810
Total liabilities and stockholders' equity	$ 2,904,455	$ 3,032,554